Loans and Financing - Summary of Maturities of Long term Financing Agreements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about loans and financing [line items]
Opening balance	$ 4,026.9	$ 4,448.0	$ 91.0
Principal addition	146.6	60.4	2,093.1
Interest addition	182.1	200.2	197.2
Principal payment	(961.8)	(478.2)	(1,061.8)
Interest payment	(183.7)	(207.4)	(173.2)
Foreing exchange	11.1	18.0	(6.5)
Maturities of the long-term financing agreements	2,894.7	3,452.7
Liabilities held for sale	(18.0)	0.0	3,301.2
Business Combination	0.0	0.0	7.0
Transfer	0.0	(14.1)	0.0
Ending balance	3,203.2	$ 4,026.9	$ 4,448.0
2024 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	309.5
2025 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	954.8
2026 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	6.8
Thereafter 2026 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	$ 1,623.6